Loan Receivable	12 Months Ended
Dec. 31, 2025
Loan Receivable [Abstract]
LOAN RECEIVABLE

NOTE 10 — LOAN RECEIVABLE, NET

In December 2025, the Company entered into a loan agreement to lend $2,000,000 to an independent third party for business collaboration purposes. The loan is unsecured, bears interest at a rate of 6% per annum, and is repayable in three months, with an automatic roll-over for an additional three months.

Interest income of $10,000 (2024: Nil) from this loan receivable was recognized for the year ended December 31, 2025. The interest was subsequently settled.

Loan receivable is presented net of allowance for expected credit losses:

	As of December 31,
	2024	2025
Loan receivable, unsecured
—Principal	$—	$2,000,000
—Interest receivables	—	10,000
	$—	$2,010,000
Less: allowance for expected credit losses	—	(13,792)
Total	—	1,996,208

The movement of allowance for expected credit losses is as follows:

	As of December 31,
	2024	2025
Balance at beginning of the year	$—	$—
Provision	—	(13,792)
Total	$—	$(13,792)